Advances for Vessels Under Construction and Vessels, net	12 Months Ended
Dec. 31, 2025
Advances for Vessels Under Construction and Vessels, net [Abstract]
Advances for Vessels Under Construction and Vessels, net
6.
Advances for vessels under construction and Vessels, net
It is in
the Company’s normal
course of business
from time to
time to acquire
and sell vessels.
Accordingly,
in 2025 and 2024, the Company entered into the below transactions.
Vessels under construction
On
February
8,
2024,
the
Company
signed
an
agreement
with
an
unaffiliated
third
party,
for
the
construction of two
81,200 dwt methanol dual
fuel new-building Kamsarmax dry
bulk vessels, to be
built at
Tsuneishi
Group
(Zhoushan) Shipbuilding
Inc.,
China.
The
vessels
are
expected
to
be
delivered to
the
Company
by
the
second
half
of
2027
and
the
first
half
of
2028.
As
of
December
31,
2025
and
2024,
advances for vessels under
construction amounted to $
20,877
and $
19,558 , respectively, of which $ 2,446
and
$
1,146
was
capitalized
interest.
In
2025
and
2024,
an
amount
of
$
1,319
and
$
1,158
,
including
capitalized interest of $ 1,299
and $
1,146
, respectively, was capitalized.
Vessel Disposals
In 2024, the Company sold to unrelated third parties the vessels Artemis
and
Houston
and recognized an
aggregate gain on sale of $ 5,799 .
In 2025, the
Company sold to unrelated
third parties the
vessels
Alcmene
and
Selina
and recognized an
aggregate gain on sale of $ 3,663 .
The
amount
reflected
in Vessels,
net
in
the
accompanying consolidated
balance sheets
is analyzed
as
follows:
Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2023 $
1,114,247 $ (214,055)
$ 900,192
- Additions for vessel improvements 958 - 958
- Vessel disposals (46,001) 16,849 (29,152)
- Depreciation for the year
- (38,586) (38,586)
Balance, December 31, 2024 $ 1,069,204 $ (235,792) $ 833,412
- Additions for vessel improvements 183 - 183
- Vessel disposals
(23,875) 6,201 (17,674)
- Depreciation for the year
- (37,983) (37,983)
Balance, December 31, 2025 $ 1,045,512 $ (267,574) $ 777,938